Segmented Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses
Consulting and professional fees	$ 4,659	$ 2,729	$ 4,309
Exploration and valuation expenditures	700	3,428	4,705
General and administrative and travel	2,395	1,925	488
Investor relations and marketing	633	1,000	843
Refinery, engineering and metallurgical studies		2,349	4,442
Refinery, permitting and environmental expenses		128	867
Salaries and benefits	3,775	3,913	2,804
Share-based payments	1,821	1,282	731
Operating loss before noted items below:	13,983	16,754	19,189
Unrealized loss on marketable securities	(253)	(589)	(2,617)
Gain on financial derivative liability	6,683	27,686	(12,952)
Changes in US Warrants	1,243	1,531
Other non-operating expenses (income)	(6,472)	677	(158)
Impairment	(51,884)
(Loss) income before taxes	(64,666)	12,551	(34,916)
Total Assets	148,692	187,524	167,611
Total Liabilities	65,394	61,015	67,647
Exploration and evaluation assets
Operating Expenses
Total non-current assets	85,741	87,765	11,418
Refinery
Operating Expenses
Consulting and professional fees	69	47	116
General and administrative and travel	156	138	95
Refinery, engineering and metallurgical studies		2,349	4,442
Refinery, permitting and environmental expenses		128	867
Salaries and benefits	1,783	655	416
Operating loss before noted items below:	2,008	3,317	5,936
Impairment	(51,884)
(Loss) income before taxes	(53,892)	(3,317)	(5,936)
Total Assets	59,701	91,316	17,082
Total Liabilities	8,935	17,723	1,776
Exploration and Evaluation
Operating Expenses
Consulting and professional fees	78	3	59
Exploration and valuation expenditures	700	3,416	4,705
General and administrative and travel	3	10	2
Operating loss before noted items below:	781	3,429	4,766
(Loss) income before taxes	(781)	(3,429)	(4,766)
Total Assets	85,741	87,765	11,418
Total Liabilities	75	120	790
Corporate & Other
Operating Expenses
Consulting and professional fees	4,512	2,679	4,134
Exploration and valuation expenditures		12
General and administrative and travel	2,236	1,777	391
Investor relations and marketing	633	1,000	843
Salaries and benefits	1,992	3,258	2,388
Share-based payments	1,821	1,282	731
Operating loss before noted items below:	11,194	10,008	8,487
Unrealized loss on marketable securities	(253)	(589)	(2,617)
Gain on financial derivative liability	6,683	27,686	(12,952)
Changes in US Warrants	1,243	1,531
Other non-operating expenses (income)	(6,472)	677	(158)
(Loss) income before taxes	(9,993)	19,297	(24,214)
Total Assets	3,250	8,443	139,111
Total Liabilities	$ 56,384	$ 43,172	$ 65,081